Equity (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Calculations of Dividends Proposed

The table below provides the calculations of dividends for the years ended December 31, 2017 and 2016.

	2017	2016
Profit for the year attributable to equity holders of the parent	44,255	75,129
(-) Legal reserve - 5%	(2,213)	(3,756)

Calculation basis for dividend distribution	42,042	71,373

Minimum mandatory dividend—25%	(10,511)	(17,843)
Additional dividends proposed	—	(57,210)

Total	(10,511)	(75,053)